Submission	Dec. 16, 2024
Submission [Line Items]
Central Index Key	0001456772
Registrant Name	OFFICE PROPERTIES INCOME TRUST
Registration File Number	333-265997
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES